UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2015 (Unaudited)

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Investments 99.3%
Arizona 2.2%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.03% *, 10/1/2025, LOC: Bank of America NA	3,135,000	3,135,000
California 11.9%
California, BB&T Municipal Trust, Anaheim Public Financing Authority, Series 2011, 144A, 0.06% *, 9/1/2022, LIQ: Branch Banking & Trust	4,000,000	4,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series R-13104CE, 144A, 0.52% *, 9/6/2035, GTY: Citibank NA	6,120,000	6,120,000
Los Angeles, CA, Department of Water & Power Revenue, Series A-2, 144A, Prerefunded 7/1/2015 @ 100, 5.0%, 7/1/2025, INS: AGMC	1,000,000	1,012,327
Los Angeles, CA, Tax and Revenue Anticipation Notes, 1.5%, 6/25/2015	3,000,000	3,009,690
San Bernardino County, CA, General Obligation, Series A, 144A, 2.0%, 6/30/2015	3,000,000	3,013,886
		17,155,903
Delaware 2.3%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.12% *, 10/1/2028, LOC: Rabobank International	3,320,000	3,320,000

District of Columbia 2.1%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.02% *, 10/1/2039, LOC: Barclays Bank PLC	3,000,000	3,000,000
Florida 3.5%
Lee County, FL, Industrial Development Authority Revenue, Improvement Hope Hospice Project, 0.02% *, 10/1/2027, LOC: Northern Trust Co.	5,000,000	5,000,000
Georgia 1.7%
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.06%, 6/15/2015	1,417,000	1,417,000
Rockdale County, GA, Water & Sewerage Authority, 144A, Prerefunded 7/1/2015 @ 100, 5.0%, 7/1/2020, INS: AGMC	1,000,000	1,012,000

		2,429,000
Idaho 2.1%
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2015	3,000,000	3,013,961
Illinois 11.0%
Channahon, IL, Morris Hospital Revenue, Series D, 0.02% *, 12/1/2032, LOC: U.S. Bank NA	2,675,000	2,675,000
Illinois, State Development Finance Authority Revenue, Chicago Symphony Project, 0.03% *, 12/1/2033, LOC: PNC Bank NA	3,000,000	3,000,000
Illinois, State Educational Facilities Authority Revenue, TECP, 0.06%, 6/3/2015	4,065,000	4,065,000
Illinois, State Educational Facilities Authority, State Xavier University Project, Series A, 144A, 0.04% *, 10/1/2032, LOC: First Merit Bank	3,010,000	3,010,000
University of Illinois, Health Services Facilities Systems, Series B, 0.04% *, 10/1/2026, LOC: Wells Fargo Bank NA	3,000,000	3,000,000

		15,750,000
Kentucky 4.1%
Jeffersontown, KY, Lease Program Revenue, State League of Cities Funding Trust, 0.03% *, 3/1/2030, LOC: U.S. Bank NA	1,535,000	1,535,000
Kentucky, State Economic Development Finance Authority Revenue, Catholic Health Initiatives:
Series B-2, 0.17% **, Mandatory Put 8/27/2015 @ 100, 2/1/2046	2,000,000	2,000,000
Series B-3, 0.17% **, Mandatory Put 8/28/2015 @ 100, 2/1/2046	2,415,000	2,415,000

		5,950,000
Maryland 1.7%
Maryland, State General Obligation, Series B, 144A, 5.0%, 3/15/2016	2,360,000	2,468,054
Massachusetts 1.6%
Massachusetts, University Building Authority, TECP, 0.07%, 5/7/2015, LOC: State Street Bank & Trust Co.	2,350,000	2,350,000
Michigan 2.5%
Michigan, RIB Floater Trust, Series 2014-7WE, 144A, 0.12% *, 6/1/2015, LOC: Barclays Bank PLC	3,625,000	3,625,000
New Hampshire 1.8%
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.03% *, 12/1/2034, LOC: Citizens Bank of NH	2,600,000	2,600,000
New York 18.8%
New York, RBC Municipal Products, Inc. Trust, Series O-86, 144A, Optional Put with 7 days notice @ par, 0.12% **, 5/15/2022, LIQ: Royal Bank of Canada	4,200,000	4,200,000
New York, RIB Floater Trust, Series 1WX, 144A, 0.03% *, 6/15/2035, LIQ: Barclays Bank PLC	2,000,000	2,000,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 144A, 0.04% *, 5/1/2048, LOC: Bank of China	2,750,000	2,750,000
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.02% *, 5/15/2037, LIQ: Fannie Mae	2,875,000	2,875,000
New York, State Power Authority:
TECP, 0.05%, 4/7/2015, LOC: JPMorgan Chase, TD Bank, State Street Bank and Trust, Wells Fargo NA	4,000,000	4,000,000
0.07% *, Mandatory Put 9/1/2015 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	3,025,000	3,025,000
New York, State Urban Development Corp. Revenue, Series A3C, 0.03% *, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,000,000	1,000,000
New York City, NY, Transitional Finance Authority Revenue, Series 3393, 144A, 0.03% *, 11/1/2042, LIQ: Morgan Stanley Bank	1,150,000	1,150,000
New York, NY, General Obligation:
Series B2, 0.05% *, 8/15/2023, SPA: Landesbank Hessen-Thuringen	900,000	900,000
Series H, 2.0%, 8/1/2015	1,000,000	1,006,283
Series H, 144A, 5.0%, 8/1/2015, INS: AMBAC	1,500,000	1,524,505
Port Authority of New York & New Jersey, Series R-14077, 144A, 0.03% *, 6/1/2021, LIQ: Citibank NA	2,580,000	2,580,000

		27,010,788
Oregon 1.2%
Clackamas County, OR, School District No. 86, 144A, Prerefunded 6/15/2015 @ 100, 5.0%, 6/15/2018, INS: AGMC	1,025,000	1,035,205
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/15/2015	685,000	687,737

		1,722,942
Pennsylvania 3.4%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.03% *, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Northeastern, PA, Hospital & Education Authority, Commonwealth Medical College Project, 0.02% *, 9/1/2034, LOC: PNC Bank NA	2,915,000	2,915,000

		4,915,000
Puerto Rico 1.4%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-54, 144A, 0.22% **, 5/1/2017, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	2,000,000	2,000,000
South Carolina 0.7%
South Carolina, State Economic Development, Series A, 144A, 5.0%, 4/1/2016	1,000,000	1,047,512
Tennessee 2.5%
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.18% *, 5/1/2016	3,560,000	3,560,000
Texas 13.8%
Austin, TX, Independent School District, 144A, 5.0%, 8/1/2015	2,350,000	2,388,719
Harris County, TX, Cultural Education Facility, TECP, 144A, 0.14%, 8/5/2015	5,000,000	5,000,000
Houston, TX, TECP, 0.05%, 4/17/2015	5,000,000	5,000,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.03% *, 8/1/2015, SPA: Citibank NA	1,485,000	1,485,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Center for the Performing Arts Foundation, Series B, 144A, 0.04% *, 9/1/2041, LOC: JPMorgan Chase Bank NA	1,100,000	1,100,000
Texas, State Transportation Commission, Mobility Fund, Series A, Prerefunded 4/1/2015 @ 100, 5.0%, 4/1/2028	4,885,000	4,885,000

		19,858,719
Utah 0.8%
Utah County, UT, Hospital Revenue, IHC Health Services, Inc., Series B, 144A, 0.08% **, 5/15/2049	1,100,000	1,100,000
Virginia 4.1%
Stafford County, VA, Staunton Industrial Development Authority Revenue, Vaco Direct Loan, Series B-1, 0.03% *, 8/1/2028, LOC: Bank of America NA	1,000,000	1,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, "A", Series MO27, 0.03% *, 10/15/2029, LIQ: Freddie Mac	4,900,000	4,900,000
		5,900,000
Washington 2.0%
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 0.02% *, 9/1/2035, LOC: U.S. Bank NA	2,875,000	2,875,000
West Virginia 0.7%
Cabell County, WV, University Facilities, Provident Group Marshall Properties, Series A, 0.04% *, 7/1/2039, LOC: Bank of America NA	1,000,000	1,000,000
Wyoming 1.4%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.04% *, 12/1/2020, LOC: Bank of Nova Scotia	2,000,000	2,000,000

Total Municipal Investments (Cost $142,786,879)		142,786,879
Closed-End Investment Company 0.4%
California
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.12% *, 8/3/2043, LIQ: Royal Bank of Canada (Cost $600,000)	600,000	600,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $143,386,879) †	99.7	143,386,879
Other Assets and Liabilities, Net	0.3	422,575

Net Assets	100.0	143,809,454

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2015.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2015.

† The cost for federal income tax purposes was $143,386,879.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$142,786,879	$—	$142,786,879
Closed-End Investment Company	—	600,000	—	600,000

Total	$—	$143,386,879	$—	$143,386,879

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 22, 2015